Expense Example	Jun. 30, 2026 USD ($)
Principal Equity Premium Income ETF | Principal Equity Premium Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	109
Principal Finisterre Emerging Markets Diversified Income ETF | Principal Finisterre Emerging Markets Diversified Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	$ 189